RELATED PARTY BALANCE AND TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCE AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCE AND TRANSACTIONS
NOTE 15:-	RELATED PARTY BALANCE AND TRANSACTIONS

For the year ended December 31, 2012, the Company incurred $248 in respect of interest on loans received from its shareholders.

See also Notes 9 and 12c for transactions with the Company's shareholders.